                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-08448

                         Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  November 30

Date of reporting period:  February 29, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Emerging Markets Fund

 Schedule of Investments 2/29/2016 (Unaudited)

 Shares

 Value

 PREFERRED STOCKS - 4.0%

 Energy - 0.0% †

 Integrated Oil & Gas - 0.0% †

 2,301

 Petroleo Brasileiro SA

 $

 2,954

 Total Energy

 $

 2,954

 Technology Hardware & Equipment - 4.0%

 Technology Hardware, Storage & Peripherals - 4.0%

 4,784

 Samsung Electronics Co, Ltd.

 $

 3,800,873

 Total Technology Hardware & Equipment

 $

 3,800,873

 TOTAL PREFERRED STOCKS

 (Cost $4,834,733)

 $

 3,803,827

 COMMON STOCKS - 95.6%

 Energy - 9.9%

 Oil & Gas Equipment & Services - 5.0%

 1,776,992

 TMK PAO (G.D.R.)

 $

 4,754,052

 Integrated Oil & Gas - 0.4%

 686,000

 China Petroleum & Chemical Corp.

 $

 390,943

 Oil & Gas Refining & Marketing - 4.5%

 42,339,318

 KenolKobil, Ltd. Group

 $

 4,334,729

 Total Energy

 $

 9,479,724

 Materials - 4.3%

 Diversified Metals & Mining - 4.3%

 20,252,000

 MMG, Ltd. *

 $

 4,139,943

 Total Materials

 $

 4,139,943

 Capital Goods - 4.6%

 Construction & Engineering - 4.6%

 565,259

 Astaldi S.p.A.

 $

 2,684,461

 3,540,000

 Beijing Urban Construction Design & Development Group Co, Ltd.

 1,650,937

 $

 4,335,398

 Total Capital Goods

 $

 4,335,398

 Transportation - 6.2%

 Air Freight & Logistics - 1.3%

 3,283,000

 Sinotrans, Ltd.

 $

 1,224,047

 Airlines - 4.9%

 12,777,259

 Air Arabia PJSC

 $

 4,679,343

 Total Transportation

 $

 5,903,390

 Automobiles & Components - 9.1%

 Auto Parts & Equipment - 4.6%

 989,071

 Tupy SA

 $

 4,394,389

 Automobile Manufacturers - 4.5%

 1,245,609

 Tata Motors, Ltd.

 $

 4,292,912

 Total Automobiles & Components

 $

 8,687,301

 Consumer Durables & Apparel - 4.2%

 Leisure Products - 4.2%

 9,284,000

 Goodbaby International Holdings, Ltd.

 $

 4,010,548

 Total Consumer Durables & Apparel

 $

 4,010,548

 Consumer Services - 0.0% †

 Casinos & Gaming - 0.0% †

 393

 NagaCorp, Ltd.

 $

 216

 Total Consumer Services

 $

 216

 Media - 3.5%

 Broadcasting - 0.5%

 94,257

 Grupo Televisa SAB

 $

 485,539

 Cable & Satellite - 3.0%

 23,842

 Naspers, Ltd.

 $

 2,828,282

 Total Media

 $

 3,313,821

 Food & Staples Retailing - 0.9%

 Hypermarkets & Super Centers - 0.9%

 347,356

 Wal-Mart de Mexico SAB de CV

 $

 818,798

 Total Food & Staples Retailing

 $

 818,798

 Food, Beverage & Tobacco - 0.3%

 Packaged Foods & Meats - 0.0% †

 95,298

 Flour Mills of Nigeria Plc

 $

 8,397

 Tobacco - 0.3%

 67,500

 ITC, Ltd.

 $

 292,536

 Total Food, Beverage & Tobacco

 $

 300,933

 Banks - 22.9%

 Diversified Banks - 22.5%

 150,284

 Abu Dhabi Commercial Bank PJSC

 $

 278,722

 506,000

 China CITIC Bank Corp, Ltd.

 278,748

 1,543,000

 China Construction Bank Corp.

 905,205

 1,698,374

 Eurobank Ergasias SA

 1,043,432

 259,761

 Grupo Financiero Banorte SAB de CV

 1,312,557

 196

 HDFC Bank, Ltd.

 2,806

 20,498

 HDFC Bank, Ltd. (A.D.R.)

 1,082,704

 271,515

 ICICI Bank, Ltd.

 770,263

 1,689,000

 Industrial & Commercial Bank of China, Ltd.

 836,170

 39,890

 KB Financial Group, Inc.

 953,588

 415

 Mega Financial Holding Co., Ltd.

 273

 4,408,189

 Philippine National Bank *

 4,824,965

 459,818

 TBC Bank JSC (G.D.R.) *

 4,126,845

 258,728,997

 United Bank for Africa Plc

 3,813,151

 22,969,504

 Zenith Bank Plc

 1,278,081

 $

 21,507,510

 Thrifts & Mortgage Finance - 0.4%

 23,823

 Housing Development Finance Corp, Ltd.

 $

 372,637

 Total Banks

 $

 21,880,147

 Diversified Financials - 0.0% †

 Consumer Finance - 0.0% †

 2,753

 Credito Real SAB de CV SOFOM ER

 $

 5,837

 Total Diversified Financials

 $

 5,837

 Insurance - 0.7%

 Life & Health Insurance - 0.7%

 7,148

 Samsung Life Insurance Co, Ltd.

 $

 645,050

 Total Insurance

 $

 645,050

 Real Estate - 0.4%

 Real Estate Development - 0.4%

 138,000

 China Overseas Land & Investment, Ltd.

 $

 408,964

 Real Estate Services - 0.0% †

 67,333

 China Overseas Property Holdings, Ltd.

 $

 7,426

 Total Real Estate

 $

 416,390

 Software & Services - 11.7%

 Internet Software & Services - 7.7%

 4,809

 Baidu, Inc. (A.D.R.) *

 $

 833,977

 554,726

 ChinaCache International Holdings, Ltd. (A.D.R.) *

 3,960,744

 176,093

 Weibo Corp. (A.D.R.)

 2,528,695

 $

 7,323,416

 IT Consulting & Other Services - 4.0%

 43,788,000

 China ITS Holdings Co., Ltd.

 $

 3,217,367

 20,482

 Tata Consultancy Services, Ltd.

 652,381

 $

 3,869,748

 Total Software & Services

 $

 11,193,164

 Technology Hardware & Equipment - 0.0% †

 Electronic Manufacturing Services - 0.0% †

 715

 Hon Hai Precision Industry Co., Ltd.

 $

 1,672

 Total Technology Hardware & Equipment

 $

 1,672

 Semiconductors & Semiconductor Equipment - 5.0%

 Semiconductors - 5.0%

 1,066,000

 Taiwan Semiconductor Manufacturing Co., Ltd.

 $

 4,788,349

 Total Semiconductors & Semiconductor Equipment

 $

 4,788,349

 Telecommunication Services - 10.1%

 Wireless Telecommunication Services - 10.1%

 3,759,847

 Global Telecom Holding SAE (G.D.R.) *

 $

 4,843,467

 2,772,229

 Tim Participacoes SA

 4,811,816

 $

 9,655,283

 Total Telecommunication Services

 $

 9,655,283

 Utilities - 1.8%

 Electric Utilities - 1.8%

 35,445

 Korea Electric Power Corp. *

 $

 1,681,501

 Total Utilities

 $

 1,681,501

 TOTAL COMMON STOCKS

 (Cost $126,474,486)

 $

 91,257,465

 Principal Amount ($)

 CORPORATE BONDS - 0.1%

 Household & Personal Products - 0.1%

 Personal Products - 0.1%

 562,000

 Hypermarcas SA,, 11.3%, 10/15/18 (c)

 $

 54,168

 Total Household & Personal Products

 $

 54,168

 TOTAL CORPORATE BONDS

 (Cost $207,396)

 $

 54,168

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Food, Beverage & Tobacco - 0.0% †

 Packaged Foods & Meats - 0.0% †

 39,707

 Flour Mills of Nigeria Plc, 12/31/49 (c)

 $

                      -

 Total Food, Beverage & Tobacco

 $

                      -

 TOTAL RIGHTS / WARRANTS

 (Cost $-)

 $

                      -

 TOTAL INVESTMENT IN SECURITIES - 99.7%

 (Cost $131,516,615) (a) (b)

 $

 95,115,460

 OTHER ASSETS & LIABILITIES - 0.3%

 $

 285,697

 TOTAL NET ASSETS - 100.0%

 $

 95,401,157

 †

 Amount rounds to less than 0.1%.

 *

 Non-income producing security.

 (A.D.R.)

 American Depositary Receipts.

 (G.D.R.)

 Global Depositary Receipts.

 (a)

 At February 29, 2016, the net unrealized depreciation on investments based on cost for federal income tax purposes of $137,476,835 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $967,185

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

      (43,328,560)

 Net unrealized depreciation

 ($42,361,375)

 (b)

 Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

 China

 20.9%

 Brazil

 9.7%

 India

 7.8%

 South Korea

 7.4%

 Nigeria

 5.4%

 United Arab Emirates

 5.2%

 Egypt

 5.1%

 Philippines

 5.1%

 Taiwan

 5.0%

 Russia

 5.0%

 Hong Kong

 4.8%

 Kenya

 4.6%

 Georgia

 4.3%

 South Africa

 3.0%

 Italy

 2.8%

 Mexico

 2.8%

 Greece

 1.1%

 100%

 (c)

 Security is valued using fair value methods (other than prices supplied by independent pricing services or broker-dealers).

 NOTE:

 Principal amounts are denominated in U.S. Dollars unless otherwise noted:

 BRL     Brazilian Real

 Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities.

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments).

 The following is a summary of the inputs used as of February 29, 2016, in valuing the Fund's investments:

 Level 1

  Level 2

 Level 3

 Total

 Preferred Stocks

   Energy

     Integrated Oil & Gas

  $            2,954

  $                     -

  $              -

  $             2,954

   Technology Hardware & Equipment

     Technology Hardware, Storage & Peripherals

                        -

          3,800,873

                  -

          3,800,873

 Common Stocks (U.S.)

                        -

                         -

                  -

                         -

 Common Stocks (Foreign)*

   Automobiles & Components

     Auto Parts & Equipment

         4,394,389

                         -

                  -

          4,394,389

   Media

     Broadcasting

            485,539

                         -

                  -

             485,539

   Food & Staples Retailing

     Hypermarkets & Super Centers

            818,798

                         -

                  -

             818,798

   Banks

     Diversified Banks

         2,395,261

        19,112,249

                  -

        21,507,510

   Diversified Financials

     Consumer Finance

                5,837

                         -

                  -

                 5,837

   Software & Services

     Internet Software & Services

         7,323,416

                         -

                  -

          7,323,416

   Telecommunication Services

     Wireless Telecommunication Services

         4,811,816

          4,843,467

                  -

          9,655,283

 All Other Common Stock (Foreign)

                        -

        47,066,693

                  -

        47,066,693

 Corporate Bonds

                        -

                       -

        54,168

               54,168

 Equity Linked Notes

                        -

                         -

                  -

                       -

 Right/Warrant

                        -

                       -

   **

                  -

                       -

 Total

  $20,238,010

  $ 74,823,282

  $  54,168

  $ 95,115,460

 Other Financial Instruments

 Unrealized appreciation on Forward Foreign Currency Contracts

  $                  -

  $         118,188

  $            -

  $         118,188

 Unrealized depreciation on Forward Foreign Currency Contracts

                      -

           (713,148)

                -

           (713,148)

 Net unrealized depreciation on Futures Contracts

             (55,229)

                       -

                -

             (55,229)

 Total

  $       (55,229)

  $     (594,960)

  $            -

  $     (650,189)

 *

 Level 2 securities are valued using inputs/data furnished by independent pricing services using fair value factors.

 **

 Security is value at $0.

 The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):

 Corporate

  Rights/

 Bonds

  Warrants

 Totals

 Balance as of 11/30/15

  $          53,295

  $                   -

  ***

  $    53,295

 Realized gain (loss)1

                      -

                       -

                -

 Change in unrealized appreciation (depreciation)2

                   873

                       -

             873

 Purchases

                      -

                       -

                -

 Sales

                      -

                       -

                -

 Expired

                      -

                       -

  ***

                -

 Transfers in and out of Level 3**

                      -

                       -

                -

 Balance as of 2/29/16

  $          54,168

                       -

  $    54,168

 1

 Realized gain (loss) on these securities is included in the net realized gain (loss) on investments in the Statement of Operations.

 2

 Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

 **

 Transfers are calculated on the beginning of period values. During the period ended February 29, 2016, there were no transfers between Levels 1, 2 and 3.

 ***

 Security is valued at $0.

 Net change in unrealized depreciation of Level 3 investments still held and considered Level 3 as of 2/29/16

  $               873

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                             CERTIFICATIONS

I, [identify the certifying individual], certify that:

1.  I have reviewed this report on Form N-Q of [identify registrant];

2.  Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.  Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.  The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in
Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

  (a)  Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

  (b)  Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

  (c)  Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

  (d)  Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting;
  and

5.  The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions):

  (a)  All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and

  (b)  Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting.

Date:                                                  [Signature] [Title]

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Emerging Markets Fund

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date April 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M.Jones
                          -----------------------
                          Lisa M.Jones, President and Chief Executive Officer

Date April 26, 2016

By (Signature and Title)* /s/ Mark E. Bradley
                          -----------------
                          Mark E. Bradley, Treasurer and Chief Accounting
                                        and Financial Officer

Date April 26, 2016

* Print the name and title of each signing officer under his or her signature.